Wages, salaries and benefits	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Wages, salaries and benefits
(30)	Wages, salaries and benefits-

	2025	2024	2023
Wages and salaries	$999,141	968,068	793,824
Compulsory social security contributions	140,619	104,402	94,749
Expenses related to defined benefit plans	8,353	11,676	7,555

	$1,148,113	1,084,146	896,128